Financial Risk Management - Summary of Exposure of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Exposure of trade receivables and contract assets Explanatory [Abstract]
Gross balance	kr 49,987	kr 53,902
Allowance for expected credit losses	(2,327)	(2,827)
Net balance and carrying value	kr 47,660	kr 51,075